Commitments and Contingencies - Additional Information (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($)	Jul. 24, 2014
Number of vessels	34
Master Agreement
Number of vessels	5	5
Outstanding Purchase Commitment	$ 73,759
Due date of commitment	February 2016
Master Agreement | Remaining new building vessels
Number of vessels	1